Stock options granted (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares
4th grant
Stock options granted [Line Items]
Grant date	March 30, 2005
Exercise price in won | ₩	₩ 28,006	[1]
Number of shares granted	2,695,200
Options expiry dates	Aug. 30, 2018
Changes in number of shares granted:
Balance at January 1, 2018	2,500
Exercised	2,500
Balance at December 31, 2018 | ₩ / shares	0
Fair value per share in won	-
5th grant
Stock options granted [Line Items]
Grant date	March 21, 2006
Exercise price in won | ₩	₩ 38,829	[1]
Number of shares granted	3,296,200
Options expiry dates	Aug. 21, 2019
Changes in number of shares granted:
Balance at January 1, 2018	2,500
Exercised | ₩ / shares	0
Balance at December 31, 2018	2,500
Fair value per share in won	2,874
6th grant
Stock options granted [Line Items]
Grant date	March 20, 2007
Exercise price in won | ₩	₩ 54,560	[1]
Number of shares granted	1,301,050
Options expiry dates	Aug. 19, 2020
Changes in number of shares granted:
Balance at January 1, 2018	58,764
Exercised | ₩ / shares	0
Balance at December 31, 2018	58,764
Fair value per share in won	397
7th grant
Stock options granted [Line Items]
Grant date	March 19, 2008
Exercise price in won | ₩	₩ 49,053	[1]
Number of shares granted	808,700
Options expiry dates	May NaN, 2021
Changes in number of shares granted:
Balance at January 1, 2018	45,628
Exercised | ₩ / shares	0
Balance at December 31, 2018	45,628
Fair value per share in won	1,441 (Expiration of contractual exercise period : May 17, 2021) 1,610 (Expiration of contractual exercise period : Sep 17, 2021)

[1]	The weighted average exercise price for 106,892 stock options outstanding at December 31, 2018 is KRW 51,841.